JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 39,489,898	$ 38,673,987
Share-based incentives				65,470
Sale of equity investment				(900,000)
Foreign currency translation				(239)
Share of profit or loss	$ (943,603)	$ 906,136	(1,169,766)	4,467,103
As of the end of the period	$ 38,320,132	$ 42,306,321	$ 38,320,132	$ 42,306,321